Regulatory Capital Requirements (Narrative) (Detail) ¥ in Millions	Apr. 01, 2024	Mar. 31, 2026 JPY (¥) guideline capitalRatio Approach	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024	Mar. 31, 2023	Nov. 11, 2022	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of methodologies/guidelines | guideline		2
Number of regulatory capital ratios | capitalRatio		3
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on prior and current period					0.75%
Percentage of increase of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on and after April 1, 2024	0.0005
Consolidated, MUFG
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio		0.0868	0.0866
Tier 1 leverage ratio		0.0395	0.0395
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of approaches | Approach		3
FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio				0.0450
Capital conservation buffer		2.50%	2.50%
G-SIB surcharge		1.50%	1.50%
Countercyclical buffer		0.18%	0.16%
Tier 1 leverage ratio	0.0315						0.0300
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on prior and current period					50.00%	50.00%	50.00%
Basel III for Security Companies in Japan
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Act and related ordinance		120.00%
Minimum capital ratio requirement for financial instruments firms which will call for regulatory reporting		140.00%
Minimum capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration		100.00%
Basel III for Security Companies in Japan | Stand-alone, Mitsubishi UFJ Morgan Stanley Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets		¥ 593,476	¥ 564,169
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operational risks		292.10%	300.70%
Basel III for Security Companies in Japan | Consolidated, MUFG
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets		¥ 596,304	¥ 564,266
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operational risks		290.30%	300.70%